Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Income Expense Explanatory [Abstract]
Summary of Finance Income and Finance Cost

		2017	2016	2015
	Note	US$m	US$m	US$m
Finance income from equity accounted units (Rio Tinto share)		4	6	8
Other finance income (including bank deposits and other financial assets)		137	83	44
Total finance income		141	89	52

Interest on:
– Financial liabilities at amortised cost and associated derivatives		(819)	(895)	(972)
– Finance leases		(3)	(3)	(4)
Fair value movements:
– Bonds designated as hedged items in fair value hedges		28	89	(17)
– Derivatives designated as hedging instruments in fair value hedges		(22)	(89)	(11)
Loss on early redemption of bonds (a)		(256)	(324)	-
Amounts capitalised	14	224	111	254
Total finance costs		(848)	(1,111)	(750)

(a)

In 2017, loss on early redemption of bonds includes a premium charge of US$238 million; unamortised debt issuance costs and fees of US$14 million and the write-off of the fair value hedge adjustment of US$4 million (see note 30).

In 2016, loss on early redemption of bonds included a premium charge of US$441 million; unamortised debt issuance costs and fees of US$42 million partially offset by the write-off of fair value hedge adjustments of US$159 million (see note 30).